Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Cash flows from operating activities
Net income (loss)	$ 82,289	$ (30,098)	$ (197,024)	$ (134,327)	$ (108,087)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	2,741	2,257	10,083	7,698	4,086
Non-cash operating lease cost	977	831	3,762	3,121
Stock-based compensation	7,577	910	4,947	2,937	1,706
Amortization of deferred contract acquisition costs	399	253	1,206	675
Change in fair value of redeemable convertible preferred stock warrant liability	(9,237)	(535)	73,125	875	388
Change in fair value of common stock warrant liabilities	(43,761)
Inventory reserves			1,412	1,425	1,089
Change in fair value of contingent earnout liability	(84,420)
Transaction costs expensed	7,031
Other	1,096	74	446	589	1,822
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable, net	32	9,214	3,292	(8,702)	(2,735)
Inventories	4,894	(4,092)	(9,585)	(1,472)	(19,457)
Prepaid expenses and other assets	(6,166)	(1,211)	(8,914)	(2,961)	(1,760)
Operating lease liabilities	(373)	(1,863)	(2,815)	(1,181)
Accounts payable	(3,463)	(10,318)	(493)	15,704	(1,120)
Accrued and other liabilities	(4,952)	(1,898)	11,556	93	10,802
Deferred revenue	7,797	1,782	17,156	27,590	12,720
Net cash used in operating activities	(37,539)	(34,694)	(91,846)	(87,936)	(100,546)
Cash flows from investing activities
Purchases of property and equipment	(4,138)	(2,772)	(11,484)	(14,885)	(14,822)
Purchases of investments				(179,514)
Maturities of investments		42,403	47,014	132,500
Cash paid for acquisition, net of cash acquired					(1,475)
Net cash (used in) provided by investing activities	(4,138)	39,631	35,530	(61,899)	(16,297)
Cash flows from financing activities
Proceeds from the exercise of public warrants	73,323
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs			95,456	14,756	215,168
Merger and PIPE financing	511,646
Proceeds from issuance of common stock warrants			31,547	185	1,454
Payment of transaction costs related to Merger	(30,115)
Proceeds from issuance of debt, net of issuance costs					33,988
Payment of tax withholding obligations on settlement of earnout shares	(12,815)
Payments of deferred offering costs			(4,003)
Repayment of borrowings	(36,051)
Repayment of debt					(18,182)
Proceeds from exercises of vested and unvested stock options		446	5,913	2,217	1,370
Net cash provided by financing activities	505,988	446	128,913	17,158	233,798
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	7	(56)	141	132	(101)
Net increase (decrease) in cash, cash equivalents, and restricted cash	464,318	5,327	72,738	(132,545)	116,854
Cash, cash equivalents, and restricted cash at beginning of period	145,891	73,153	73,153	205,698	88,844
Cash, cash equivalents, and restricted cash at end of period	610,209	78,480	145,891	73,153	205,698
Supplementary cash flow information
Cash paid for interest	344	476	2,801	3,414	2,583
Cash paid for taxes	50	68	172	153	117
Supplementary cash flow information on non-cash investing and financing activities
Accretion of beneficial conversion feature of redeemable convertible preferred stock			60,377
Deferred transaction costs not yet paid			1,685
Right-of-use assets obtained in exchange for lease liabilities	883		2,118	2,906
Acquisitions of property and equipment included in accounts payable and accrued liabilities	174	237
Right-of-use asset remeasurement subsequent to lease extension			12,867
Vesting of early exercised stock options	78	$ 10
Acquisitions of property and equipment included in accounts payable and accrued and other current liabilities			647	1,287
Deferred transaction costs not yet paid	2,354
Vesting of early exercised stock options			$ 268	$ 15	$ 4
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization	615,697
Reclassification of Legacy ChargePoint redeemable convertible preferred stock warrant liability upon the reverse capitalization	66,606
Contingent earnout liability recognized upon the closing of the reverse recapitalization	828,180
Reclassification of remaining contingent earnout liability upon triggering event	$ 242,640